Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total shares of common stock reserved	23,161,297	11,800,113
Warrants outstanding for future issuance of convertible preferred stock		86,877
Warrants outstanding for future issuance of Common stock	14,620,219	1,337,169
Stock options and restricted stock units	1,619,160	1,657,017
Stock options and restricted stock units available for future issuance	6,921,918	670,477
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved		1,573,999
Series B convertible preferred stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved		2,511,007
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved		1,498,516
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved		1,312,722
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Total shares of common stock reserved		1,152,329